Derivative Instruments (Offsetting Derivative Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 1,496,181	$ 5,140,751
Gross amounts offset in the Statement of Financial Condition	(1,473,602)	(3,944,687)
Net amounts of liabilities presented in the Statement of Financial Condition	22,579	1,196,064
Financial Instruments
Collateral Pledged	(22,579)	(1,196,064)
Net Amount
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty G [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition		$ 862,035
Financial Instruments
Collateral Pledged		(862,035)
Net Amount
Counterparty K [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	$ 22,579	334,029
Financial Instruments
Collateral Pledged	(22,579)	(334,029)
Net Amount
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		2,882,795
Gross amounts offset in the Statement of Financial Condition		(2,020,760)
Net amounts of liabilities presented in the Statement of Financial Condition		862,035
Forward Currency Contracts [Member] | Counterparty K [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	1,496,181	2,257,956
Gross amounts offset in the Statement of Financial Condition	(1,473,602)	(1,923,927)
Net amounts of liabilities presented in the Statement of Financial Condition	$ 22,579	$ 334,029